PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Transfer from inventory to property, plant and equipment	$ 1,500	$ 1,600
Property, plant and equipment, net	3,795	2,703
Accumulated depreciation	4,451	4,063
Depreciation of property, plant, and equipment	1,016	701
Depreciation included in cost of sales	200	100
Assets Leased to Others
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	700	400
Accumulated depreciation	$ 300	$ 100